Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Included in voyage expenses – related party
Charter hire commissions (a)	$ 1,632	$ 1,718	$ 1,719
Included in general and administrative expenses – related party
Administrative services fee (e)	688	758	733
Management fees-related party
Management fees (a)	6,203	6,023	6,752
Executive Services Fee [Member]
Included in general and administrative expenses – related party
Administrative services fee (e)	568	638	613
Administrative Services Fee [Member]
Included in general and administrative expenses – related party
Administrative services fee (e)	$ 120	$ 120	$ 120